Note 4 - Federal Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 4 - Federal Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax liabilities and assets as of December 31 are as follows:

	2013	2012
Deferred tax liabilities:
Policy acquisition costs	$3,452,732	$3,117,299
Net unrealized gain on available-for-sale securities	5,108,319	14,821,597
Due premiums	1,145,646	1,164,289
Other	889,576	904,492
Total deferred tax liabilities	$10,596,273	$20,007,677

Deferred tax assets:
Benefit reserves	$3,540,549	$3,167,947
Other policyholder funds	474,581	348,010
AMT credit carryforwards	501,101	543,033
Accrued pension liability	981,867	2,451,916
Other	493,284	307,293
Total deferred tax assets	$5,991,382	$6,818,199
Net deferred tax liabilities	$4,604,891	$13,189,478

The Company periodically reviews its gross deferred tax assets for recoverability. At December 31, 2013 and 2012, the Company is able to demonstrate that the benefit of its gross deferred tax assets is fully recoverable.

The reconciliation of income tax attributable to operations computed at the federal statutory tax rate to income tax expense is as follows:

	2013	2012

Statutory federal income tax rate	34.0%	34.0%
Small life insurance company deduction	(18.0)	(28.2)
Dividends-received deduction	(1.2)	(0.9)
Defined contribution plan dividend	(1.4)	(1.3)
Nondeductible COLI expense	(4.9)	(4.6)
Nondeductible travel & meals expense	0.8	0.8
Implied interest on structured note	-	2.0
True-up of provision to actual	1.7	(0.1)
Other	4.6	(1.9)

Effective income tax rate	15.6%	(0.2)%

We file U.S. federal income tax returns and income tax returns in various state jurisdictions. Our 2010 through 2013 U.S. federal tax years remain subject to income tax examination by tax authorities. We have no known uncertain tax benefits within our provision for income taxes. In addition, we do not believe the Company will be subject to any penalties or interest relative to any open tax years and, therefore, have not accrued any such amounts. However, should such a circumstance arise, it is our policy to classify any interest and penalties (if applicable) as income tax expense in the Consolidated Financial Statements.